Other Receivables, Prepayments and Deposits (Tables)	12 Months Ended
Dec. 31, 2024
Other Receivables, Prepayments and Deposits
Schedule of other receivables, prepayments and deposits

	December 31,
	2024	2023

	(in US$’000)
Prepayments	7,924	7,108
Value-added tax receivables	3,297	2,166
Interest receivables	2,741	2,936
Deposits	1,081	1,065
Others	1,566	1,614
	16,609	14,889